Federal Home Loan Bank Advances	12 Months Ended
Dec. 31, 2017
Banking And Thrift [Abstract]
Federal Home Loan Bank Advances

NOTE 11 - FEDERAL HOME LOAN BANK ADVANCES

Long term advances from the FHLB were $15,000 at December 31, 2017 and $17,500 at December 31, 2016. Outstanding balances have maturity dates ranging from February 2018 to October 2019 and fixed rates ranging from 1.50% to 2.10%. The average rate on outstanding advances was 1.70% at December 31, 2017.

NOTE 11 - FEDERAL HOME LOAN BANK ADVANCES (Continued)

Scheduled principal reductions of FHLB advances outstanding at December 31, 2017 were as follows:

2018	$10,000
2019	5,000
Total	$15,000

In addition to the borrowings, the Company had outstanding letters of credit with the FHLB totaling $19,600 at year-end 2017 and 2016, respectively used for pledging to secure public funds. FHLB borrowings and the letters of credit were collateralized by FHLB stock and by $137,250 and $102,150 of residential mortgage loans under a blanket lien arrangement at year-end 2017 and 2016, respectively.

The Company had a FHLB maximum borrowing capacity of $366,122 as of December 31, 2017, with remaining borrowing capacity of approximately $274,622. The borrowing arrangement with the FHLB is subject to annual renewal. The maximum borrowing capacity is recalculated at least quarterly.